Other liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2020
Other Liabilities, Noncurrent [Abstract]
Taxes payable	$ 16	$ 56
Deferred tax liabilities	12,898	9,772
Accrued earnout liability	811	2,924
Promissory notes issued	0	14,323
Others	3,008	2,177
Total other non-current liabilities	20,845	38,545
Best Day Group
Other Liabilities, Noncurrent [Abstract]
Purchase price payable for acquisition	0	9,293
Accrued earnout liability			$ 1,526
Viajanet
Other Liabilities, Noncurrent [Abstract]
Purchase price payable for acquisition	$ 4,112	$ 0